Schedule of Investments
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.67%
Australia–6.69%
Goodman Group	204,268	$4,332,567
NEXTDC Ltd.(a)	77,254	653,582
Scentre Group	841,171	1,991,644
Stockland	616,551	2,171,395
		9,149,188
Belgium–1.22%
Aedifica S.A.	10,970	829,253
Warehouses De Pauw C.V.A.	34,610	844,353
		1,673,606
Canada–1.90%
Canadian Apartment Properties REIT	19,209	626,513
Chartwell Retirement Residences	84,342	1,143,735
Choice Properties REIT	76,100	830,121
		2,600,369
France–1.95%
Gecina S.A.	3,986	438,742
Klepierre S.A.	28,319	1,108,620
Unibail-Rodamco-Westfield	11,792	1,118,355
		2,665,717
Germany–2.99%
LEG Immobilien SE	12,491	1,060,556
Sirius Real Estate Ltd.	813,295	1,047,173
Vonovia SE	60,339	1,976,979
		4,084,708
Hong Kong–2.55%
Hongkong Land Holdings Ltd.	160,400	828,578
Link REIT	227,400	1,203,454
Sun Hung Kai Properties Ltd.	87,100	935,599
Wharf Real Estate Investment Co. Ltd.	209,000	521,156
		3,488,787
Japan–9.15%
Activia Properties, Inc.	939	749,812
Advance Residence Investment Corp.	463	475,710
GLP J-Reit	1,003	884,770
Invincible Investment Corp.	1,775	755,314
Japan Hotel REIT Investment Corp.	1,097	568,495
Japan Metropolitan Fund Investment Corp.	1,861	1,273,977
Mitsubishi Estate Co. Ltd.	26,800	487,063
Mitsui Fudosan Co. Ltd.	339,400	3,250,597
Nippon Accommodations Fund, Inc.	769	613,720
Nippon Prologis REIT, Inc.	1,350	721,271
ORIX JREIT, Inc.	709	881,256
Sumitomo Realty & Development Co. Ltd.	48,000	1,838,729
		12,500,714
Netherlands–0.43%
CTP N.V.(b)	30,808	586,450
Shares		Value
Singapore–2.77%
CapitaLand Ascendas REIT	327,700	$672,511
CapitaLand Integrated Commercial Trust	851,856	1,379,811
CapitaLand Investment Ltd.	279,400	544,835
Keppel DC REIT	426,900	724,171
Mapletree Logistics Trust	532,500	458,545
		3,779,873
Spain–0.99%
Inmobiliaria Colonial SOCIMI S.A.	51,362	357,632
Merlin Properties SOCIMI S.A.	79,830	989,028
		1,346,660
Sweden–1.68%
Catena AB	8,797	432,733
Fastighets AB Balder, Class B(a)	168,059	1,178,342
Wihlborgs Fastigheter AB	68,093	684,606
		2,295,681
Switzerland–0.63%
PSP Swiss Property AG	4,888	860,338
United Kingdom–3.21%
Big Yellow Group PLC	50,212	675,212
Great Portland Estates PLC	122,562	559,276
LondonMetric Property PLC	473,309	1,285,072
Segro PLC	82,736	778,067
Unite Group PLC (The)	93,407	1,085,677
		4,383,304
United States–62.51%
Agree Realty Corp.	14,373	1,082,287
American Healthcare REIT, Inc.	56,321	1,967,856
American Homes 4 Rent, Class A	67,138	2,541,173
American Tower Corp.	2,902	622,914
Americold Realty Trust, Inc.	35,684	591,284
AvalonBay Communities, Inc.	19,033	3,935,453
Brixmor Property Group, Inc.	83,838	2,130,324
Camden Property Trust	6,273	737,015
CareTrust REIT, Inc.	55,590	1,598,768
CubeSmart	62,074	2,654,284
Digital Realty Trust, Inc.(c)	28,449	4,879,573
EastGroup Properties, Inc.	8,869	1,503,739
Equinix, Inc.	9,479	8,425,125
Equity LifeStyle Properties, Inc.	37,108	2,358,956
Equity Residential	65,452	4,590,803
Essential Properties Realty Trust, Inc.	73,837	2,399,703
Extra Space Storage, Inc.	21,616	3,267,258
First Industrial Realty Trust, Inc.	54,143	2,676,289
Gaming and Leisure Properties, Inc.	64,627	3,018,081
Healthpeak Properties, Inc.	88,490	1,540,611
Hilton Worldwide Holdings, Inc.	2,954	733,892
Invitation Homes, Inc.	66,025	2,225,043
Iron Mountain, Inc.	33,820	3,338,372
Marriott International, Inc., Class A	2,964	781,992
Prologis, Inc.	48,974	5,318,576
Public Storage	4,630	1,427,938
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Regency Centers Corp.	39,690	$2,863,634
Rexford Industrial Realty, Inc.	26,185	922,759
Simon Property Group, Inc.	15,664	2,554,328
UDR, Inc.	46,801	1,938,965
Vornado Realty Trust	49,468	1,863,460
Welltower, Inc.	58,083	8,961,045
		85,451,500
Total Common Stocks & Other Equity Interests (Cost $125,352,171)		134,866,895
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e)	370,421	370,421
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(e)	687,923	687,923
Total Money Market Funds (Cost $1,058,344)		1,058,344
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.44% (Cost $126,410,515)		135,925,239
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.62%
Invesco Private Government Fund, 4.29%(d)(e)(f)	1,386,155	$1,386,155
Invesco Private Prime Fund, 4.45%(d)(e)(f)	3,563,074	3,563,787
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,949,942)		4,949,942
TOTAL INVESTMENTS IN SECURITIES—103.06% (Cost $131,360,457)		140,875,181
OTHER ASSETS LESS LIABILITIES–(3.06)%		(4,184,725)
NET ASSETS–100.00%		$136,690,456
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$546,337	$3,575,956	$(3,751,872)	$-	$-	$370,421	$5,196
Invesco Treasury Portfolio, Institutional Class	1,014,626	6,641,062	(6,967,765)	-	-	687,923	9,564
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,067,048	(2,680,893)	-	-	1,386,155	1,623*
Invesco Private Prime Fund	357,698	10,344,486	(7,138,077)	-	(320)	3,563,787	4,403*
Total	$1,918,661	$24,628,552	$(20,538,607)	$-	$(320)	$6,008,286	$20,786

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,149,188	$—	$9,149,188
Belgium	—	1,673,606	—	1,673,606
Canada	2,600,369	—	—	2,600,369
France	—	2,665,717	—	2,665,717
Germany	—	4,084,708	—	4,084,708
Hong Kong	—	3,488,787	—	3,488,787
Japan	—	12,500,714	—	12,500,714
Netherlands	—	586,450	—	586,450
Singapore	—	3,779,873	—	3,779,873
Spain	—	1,346,660	—	1,346,660
Sweden	—	2,295,681	—	2,295,681
Switzerland	—	860,338	—	860,338
United Kingdom	—	4,383,304	—	4,383,304
United States	85,451,500	—	—	85,451,500
Money Market Funds	1,058,344	4,949,942	—	6,008,286
Total Investments	$89,110,213	$51,764,968	$—	$140,875,181
Invesco Global Real Estate Fund